UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Michigan Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Michigan - 140.8%
Corporate - 19.2%	Delta County EDC, Refunding RB, MeadWestvaco - Escanaba,
	Series B, AMT, 6.45%, 4/15/12 (a)	$ 1,500	$ 1,694,805
	Dickinson County EDC, Michigan, Refunding RB, International
	Paper Co. Project, Series A, 5.75%, 6/01/16	3,900	3,919,071
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co.,
	Series A, AMT (MBIA), 5.55%, 9/01/29	10,250	10,008,408
	Monroe County EDC, Michigan, Refunding RB, Detroit Edison
	Co., Series AA (MBIA), 6.95%, 9/01/22	15,000	17,176,500
	Saint Clair County EDC, Michigan, Refunding RB, Detroit
	Edison, Series AA (AMBAC), 6.40%, 8/01/24	17,800	18,036,740
			50,835,524
County/City/Special District/School	Adrian City School District, Michigan, GO (FSA),
District - 44.8%	5.00%, 5/01/14 (a)	3,600	4,091,616
	Avondale School District, Michigan, GO, Refunding (AGC),
	4.00%, 5/01/20	1,000	953,920
	Avondale School District, Michigan, GO, Refunding (AGC),
	4.30%, 5/01/22	400	383,540
	Bay City School District, Michigan, GO, School Building & Site
	(FSA), 5.00%, 5/01/36	9,000	9,029,700
	Birmingham City School District, Michigan, GO, School Building
	& Site (FSA), 5.00%, 11/01/33	1,000	1,017,250
	City of Oak Park Michigan, GO, Street Improvement (MBIA),
	5.00%, 5/01/30	500	508,600
	County of Wayne Michigan, GO, Building Authority, Capital
	Improvement, Series A (MBIA), 5.25%, 6/01/16	1,000	1,003,510
	Dearborn Brownfield Redevelopment Authority, GO, Limited
	Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	3,300	3,410,220
	Detroit City School District, Michigan, GO, Refunding, School
	Building & Site Improvement, Series A (FSA), 5.00%, 5/01/21	3,000	3,048,570
	Detroit City School District, Michigan, GO, School Building &
	Site Improvement, Series A (FGIC), 5.38%, 5/01/13 (a)	1,300	1,469,364
	Detroit City School District, Michigan, GO, School Building &
	Site Improvement, Series B (FGIC), 5.00%, 5/01/28	3,100	2,942,148
	Eaton Rapids Public Schools, Michigan, GO, School Building &
	Site (FSA), 5.25%, 5/01/20	1,325	1,429,317
	Eaton Rapids Public Schools, Michigan, GO, School Building &
	Site (FSA), 5.25%, 5/01/21	1,675	1,800,876
	Ecorse Public School District, Michigan, GO, Refunding (FSA),
	5.00%, 5/01/27	1,000	1,029,530
	Frankenmuth School District, Michigan, GO (FGIC),
	5.75%, 5/01/10 (a)	1,000	1,027,320

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.	GNMA	Government National Mortgage Association
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
CAB	Capital Appreciation Bonds	MBIA	Municipal Bond Investors Assurance (National
COP	Certificates of Participation		Public Finance Guaranty Corp.)
EDC	Economic Development Corp.	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Gibraltar School District, Michigan, GO, School Building & Site
(FGIC), 5.00%, 5/01/14 (a)	$ 2,940	$ 3,341,486
Gibraltar School District, Michigan, GO, School Building & Site
(MBIA), 5.00%, 5/01/28	710	722,588
Grand Blanc Community Schools, Michigan, GO (MBIA),
5.63%, 5/01/20	1,100	1,163,976
Grand Rapids Building Authority, Michigan, RB, Series A
(AMBAC), 5.50%, 10/01/12 (a)	1,035	1,166,755
Gull Lake Community School District, Michigan, GO, School
Building & Site (FSA), 5.00%, 5/01/14 (a)	5,625	6,393,150
Harper Creek Community School District, Michigan, GO,
Refunding (FSA), 5.00%, 5/01/22	1,125	1,176,143
Harper Woods School District, Michigan, GO, School Building &
Site (FGIC), 5.00%, 5/01/14 (a)	4,345	4,938,353
Harper Woods School District, Michigan, GO, School Building &
Site (MBIA), 5.00%, 5/01/34	430	430,856
Jenison Public Schools, Michigan, GO, Building & Site (MBIA),
5.50%, 5/01/19	1,575	1,683,014
Lanse Cruese Michigan Public Schools, GO, School Building &
Site (FSA), 5.00%, 5/01/35	3,000	3,033,060
Lansing Building Authority, Michigan, GO, Series A (MBIA),
5.38%, 6/01/13 (a)	1,510	1,716,930
Lincoln Consolidated School District, Michigan, GO, Refunding,
4.63%, 5/01/28	5,500	5,415,960
Livonia, Michigan, Public School District, GO, Refunding,
Series A, 5.00%, 5/01/24	1,000	1,030,980
Michigan State Building Authority, AMT, 5.50%, 10/15/18	2,500	2,581,877
Michigan State Building Authority, Refunding RB, Facilities
Program, Series I (FSA), 5.50%, 10/15/10 (b)	7,250	7,529,693
Michigan State Building Authority, Refunding RB, Facilities
Program, Series I (FSA), 5.50%, 10/15/11	15,030	16,105,304
Montrose Township School District, Michigan, GO (MBIA),
6.20%, 5/01/17	1,000	1,163,050
New Haven Community Schools Michigan, GO, Refunding,
School Building and Site (FSA), 5.00%, 5/01/23	1,500	1,545,285
Orchard View Schools, Michigan, GO, School Building & Site
(MBIA), 5.00%, 11/01/13 (a)	5,320	6,034,795
Pennfield School District, Michigan, GO, School Building & Site
(FGIC), 5.00%, 5/01/14 (a)	1,370	1,550,114
Reed City Public Schools, Michigan, GO, School Building & Site
(FSA), 5.00%, 5/01/14 (a)	1,425	1,619,598
Southfield Library Building Authority, Michigan, GO (MBIA),
5.50%, 5/01/10 (a)	1,300	1,333,891
Southfield Public Schools, Michigan, GO, School Building &
Site, Series B (FSA), 5.00%, 5/01/14 (a)	3,500	3,960,145
Thornapple Kellogg School District, Michigan, GO, Refunding,
School Building & Site (MBIA), 5.00%, 5/01/32	2,500	2,521,775
Waverly Community School, GO (FGIC), 5.50%, 5/01/10 (a)	1,100	1,128,050
Wayne Charter County Michigan, GO, Airport Hotel, Detroit
Metropolitan Airport, Series A (MBIA), 5.00%, 12/01/30	1,750	1,716,400
West Bloomfield School District, Michigan, GO, Refunding
(MBIA), 5.50%, 5/01/17	1,710	1,844,509
West Bloomfield School District, Michigan, GO, Refunding
(MBIA), 5.50%, 5/01/18	1,225	1,315,160

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Zeeland Public Schools, Michigan, GO, School Building & Site
	(MBIA), 5.00%, 5/01/29	$ 1,600	$ 1,638,832
			118,947,210
Education - 6.8%	Eastern Michigan University, Michigan, RB, General, Series B
	(FGIC), 5.60%, 6/01/10 (a)	1,500	1,545,765
	Eastern Michigan University, Michigan, RB, General, Series B
	(FGIC), 5.63%, 6/01/10 (a)	1,310	1,350,165
	Eastern Michigan University, Michigan, Refunding RB, General
	(AMBAC), 6.00%, 6/01/10 (a)	590	615,517
	Eastern Michigan University, Michigan, Refunding RB, General
	(AMBAC), 6.00%, 6/01/20	435	448,041
	Grand Valley State University, Michigan, RB (MBIA),
	5.50%, 2/01/18	2,070	2,241,603
	Michigan Higher Education Facilities Authority, Michigan, RB,
	Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,875	1,730,681
	Michigan Higher Education Facilities Authority, Michigan,
	Refunding RB, Limited Obligation, Creative Studies,
	5.85%, 6/01/12 (a)	1,235	1,378,198
	Michigan Higher Education Facilities Authority, Michigan,
	Refunding RB, Limited Obligation, Creative Studies,
	5.90%, 6/01/12 (a)	1,145	1,279,217
	Michigan Higher Education Student Loan Authority, Michigan,
RB, Student Loan, Series XVII-B, AMT (AMBAC),
	5.40%, 6/01/18	2,500	2,506,025
	Michigan Higher Education Student Loan Authority, Michigan,
RB, Student Loan, Series XVII-Q, AMT (AMBAC),
	5.00%, 3/01/31	3,000	2,721,780
	Saginaw Valley State University, Michigan, Refunding RB,
	General (MBIA), 5.00%, 7/01/24	2,100	2,144,541
			17,961,533
Health - 20.5%	County of Dickinson Michigan, Refunding RB (ACA),
	5.80%, 11/01/24	3,100	2,959,632
	Flint Hospital Building Authority, Michigan, Refunding RB,
	Hurley Medical Center (ACA), 6.00%, 7/01/20	1,305	1,200,535
	Flint Hospital Building Authority, Michigan, Refunding RB,
	Hurley Medical Center, Series A (ACA), 5.38%, 7/01/20	615	535,911
	Kent Hospital Finance Authority, Michigan, RB, Spectrum
	Health, Series A (MBIA), 5.50%, 7/15/11 (a)	3,000	3,264,870
	Kent Hospital Finance Authority, Michigan, Refunding RB,
	Butterworth, Series A (MBIA), 7.25%, 1/15/13	2,685	2,903,210
	Michigan State Hospital Finance Authority, Michigan, RB,
	Hospital, Mid-Michigan Obligation Group, Series A (AMBAC),
	5.50%, 4/15/18	2,530	2,575,818
	Michigan State Hospital Finance Authority, Michigan, RB,
	McLaren Health Care, 5.75%, 5/15/38	4,500	4,530,015
	Michigan State Hospital Finance Authority, Michigan, RB,
	McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	913,530
	Michigan State Hospital Finance Authority, Michigan, RB, Mid-
	Michigan Obligation Group, Series A, 5.00%, 4/15/36	1,750	1,619,555
	Michigan State Hospital Finance Authority, Michigan, RB,
	Series A, Trinity Health, 6.25%, 12/01/28	930	1,008,353
	Michigan State Hospital Finance Authority, Michigan, RB,
	Series A, Trinity Health, 6.50%, 12/01/33	1,000	1,099,210

	BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
	Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Henry Ford Health System, Series A,
	5.25%, 11/15/46	$ 2,500	$ 2,168,350
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Hospital, Crittenton, Series A, 5.63%, 3/01/27	2,050	2,019,722
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Hospital, Oakwood Obligation Group, Series A,
	5.00%, 7/15/25	4,100	3,760,520
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Hospital, Oakwood Obligation Group, Series A,
	5.00%, 7/15/37	630	533,390
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Hospital, Sparrow Obligated, 5.00%, 11/15/31	3,100	2,929,810
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Trinity Health Credit, C, 5.38%, 12/01/23	1,000	1,009,700
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Trinity Health Credit, C, 5.38%, 12/01/30	3,755	3,756,389
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Trinity Health Credit, D, 5.00%, 8/15/34	3,100	3,060,723
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Trinity Health, Series A (AMBAC),
	6.00%, 12/01/27	6,400	6,542,848
	Michigan State Hospital Finance Authority, Michigan, Refunding
	RB, Trinity Health, Series A, 6.00%, 12/01/20	2,200	2,260,896
	Royal Oak Hospital Finance Authority, Michigan, RB, William
	Beaumont Hospital, 8.25%, 9/01/39	1,000	1,161,390
	Saginaw Hospital Finance Authority, Michigan, Refunding RB,
	Covenant Medical Center, Series E (MBIA), 5.63%, 7/01/13	2,500	2,529,500
			54,343,877
Housing - 4.5%	Michigan State HDA, RB College Program, Deaconess Tower,
	AMT (GNMA), 5.25%, 2/20/48	1,000	982,420
	Michigan State HDA, RB College Program, Williams Pavilion,
	AMT (GNMA), 4.75%, 4/20/37	3,960	3,662,802
	Michigan State HDA, RB, Non Ace, Series A, 6.00%, 10/01/45	6,990	7,154,265
Michigan State HDA, RB, Series A, AMT (MBIA),
	5.30%, 10/01/37	200	198,836
			11,998,323

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
State - 8.5%	Michigan Municipal Bond Authority, Michigan, RB, Local
	Government, Charter County Wayne, Series B (AGC),
	5.00%, 11/01/14	$ 2,400	$ 2,637,816
	Michigan Municipal Bond Authority, Michigan, RB, Local
	Government, Charter County Wayne, Series B (AGC),
	5.00%, 11/01/15	1,500	1,642,620
	Michigan Municipal Bond Authority, Michigan, RB, Local
	Government, Charter County Wayne, Series B (AGC),
	5.00%, 11/01/16	500	546,255
	Michigan Municipal Bond Authority, Michigan, RB, Local
	Government, Charter County Wayne, Series B (AGC),
	5.38%, 11/01/24	125	133,836
	Michigan Municipal Bond Authority, Michigan, RB, Local
Government Loan Program, Group A (AMBAC),
	5.50%, 11/01/20	1,065	1,087,929
	Michigan State Building Authority, RB, Program Series I (AGC),
	5.25%, 10/15/26	600	628,422
	Michigan State Building Authority, Refunding RB, Facilities
	Program, Series I, 6.25%, 10/15/38	3,900	4,204,668
	Michigan State Building Authority, Refunding RB, Facilities
	Program, Series I (AGC), 5.25%, 10/15/24	4,000	4,220,160
	Michigan State Building Authority, Refunding RB, Facilities
	Program, Series I (AGC), 5.25%, 10/15/25	2,000	2,096,700
	Michigan State Building Authority, Refunding RB, Facilities
	Program, Series II (MBIA), 5.00%, 10/15/29	3,500	3,508,645
	State of Michigan, COP (AMBAC), 5.53%, 6/01/22 (b)(c)	3,000	1,780,830
			22,487,881
Transportation - 16.9%	Wayne Charter County Michigan, RB, Detroit Metropolitan
	Wayne County, Series A, AMT (MBIA), 5.38%, 12/01/15	10,660	10,764,148
	Wayne County Airport Authority, RB, Detroit Metropolitan
	Wayne County Airport, AMT (MBIA), 5.25%, 12/01/25	7,525	7,058,074
	Wayne County Airport Authority, RB, Detroit Metropolitan
	Wayne County Airport, AMT (MBIA), 5.25%, 12/01/26	6,300	5,849,802
	Wayne County Airport Authority, RB, Detroit Metropolitan
	Wayne County Airport, AMT (MBIA), 5.00%, 12/01/34	9,160	7,947,399
	Wayne County Airport Authority, Refunding RB, AMT (AGC),
	5.75%, 12/01/25	4,000	4,053,400
	Wayne County Airport Authority, Refunding RB, AMT (AGC),
	5.75%, 12/01/26	1,000	1,006,970
	Wayne County Airport Authority, Refunding RB, AMT (AGC),
	5.38%, 12/01/32	8,700	8,137,980
			44,817,773
Utilities - 19.6%	City of Detroit Michigan, RB, Second Lien, Series B (FSA),
	7.00%, 7/01/36	3,000	3,520,770
	City of Detroit Michigan, RB, Second Lien, Series B (MBIA),
	5.00%, 7/01/13 (a)	1,550	1,734,698
	City of Detroit Michigan, RB, Second Lien, Series B (MBIA),
	5.00%, 7/01/34	2,420	2,251,350
	City of Detroit Michigan, RB, Senior Lien, Series A (FGIC),
	5.88%, 1/01/10 (a)	1,250	1,274,300
	City of Detroit Michigan, RB, Senior Lien, Series A (FGIC),
	5.75%, 7/01/11 (a)	5,250	5,684,017
	City of Detroit Michigan, RB, Senior Lien, Series A (FSA),
	5.00%, 7/01/25	4,000	4,060,880

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	City of Detroit Michigan, RB, Senior Lien, Series A (MBIA),
	5.00%, 7/01/34	$ 6,900	$ 6,534,645
City of Detroit Michigan, RB, Series B (MBIA),
	5.25%, 7/01/13 (a)	11,790	13,299,474
City of Detroit Michigan, Refunding RB (FGIC),
	6.25%, 7/01/12 (b)	860	924,973
	City of Detroit Michigan, Refunding RB, Second Lien, Series C
	(FSA), 5.00%, 7/01/29	10,570	10,743,031
	City of Muskegon Heights Michigan, RB, Series A (MBIA),
	5.63%, 11/01/10 (a)	1,830	1,926,093
			51,954,231
	Total Municipal Bonds in Michigan		373,346,352
Puerto Rico - 4.7%
Housing - 0.8%	Puerto Rico HFA, RB, Subordinate, Capital Fund Modernization,
	5.13%, 12/01/27	2,000	1,996,400
State - 2.3%	Puerto Rico Public Buildings Authority, Refunding RB,
	Government Facilities, M-3 (MBIA), 6.00%, 7/01/27	2,100	2,164,155
	Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A
	(MBIA), 5.20%, 8/01/43 (c)	12,500	1,674,125
	Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A
	(MBIA), 4.99%, 8/01/46 (c)	20,000	2,182,600
			6,020,880
Transportation - 1.6%	Puerto Rico Highway & Transportation Authority, Refunding
	RB, Series CC (AGC), 5.50%, 7/01/31	4,000	4,385,760
	Total Municipal Bonds in Puerto Rico		12,403,040
	Total Municipal Bonds - 145.5%		385,749,392
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (d)
Michigan - 11.9%
County/City/Special District/School	Lakewood Public Schools, Michigan, GO, School Building & Site
District - 4.4%	(FSA), 5.00%, 5/01/37	6,775	6,876,316
	Portage Public Schools Michigan, GO, School Building & Site
	(FSA), 5.00%, 5/01/31	4,650	4,799,497
			11,675,813
Education - 7.5%	Saginaw Valley State University Michigan, Refunding RB (FSA),
	5.00%, 7/01/31	7,500	7,674,300
	Wayne State University, Refunding RB (FSA), 5.00%, 11/15/35	12,210	12,342,479
			20,016,779
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 11.9%		31,692,592
	Total Long-Term Investments
	(Cost - $410,769,473) - 157.4%		417,441,984
	Short-Term Securities	Shares
	CMA Michigan Municipal Money Fund, 0.04% (e)(f)	6,130,472	6,130,472
	Total Short-Term Securities
	(Cost - $6,130,472) - 2.3%		6,130,472
	Total Investments (Cost - $416,899,945*) - 159.7%		423,572,456
	Other Assets Less Liabilities - 0.9%		2,558,025
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (6.1)%		(16,214,489)
	Preferred Shares, at Redemption Value - (54.5)%		(144,663,138)
	Net Assets Applicable to Common Shares - 100.0%	$ 265,252,854

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
Schedule of Investments October 31, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 401,401,800
Gross unrealized appreciation	$ 16,736,829
Gross unrealized depreciation	(10,756,173)
Net unrealized appreciation	$ 5,980,656

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security is collateralized by Municipal or US Treasury Obligations.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of
1940, were as follows:

Affiliate	Net Activity	Income
CMA Michigan Municipal Money Fund	$ (1,399,851)	$ 254

(f) Represents the current yield as of report date.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 6,130,472
Level 2 - Long-Term Investments[1]	417,441,984
Level 3	-
Total	$ 423,572,456

1 See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: December 18, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: December 18, 2009